COMMITMENTS AND CONTINGENCIES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
COMMITMENTS AND CONTINGENCIES [Abstract]
Total rental expenses for operating leases	$ 851	5,279	4,931	4,435
Accrual for unrecognized tax benefits	6,493	40,287	28,947
Total sponsorship expenses	356	2,210
Fair value of guarantees	$ 0	0	0